Note 6 - Product Warranties - Changes in Accrual for Product Warranties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Balance at beginning of year	$ 130,000	$ 100,000
Liabilities accrued for warranties issued during the year	124,018	215,802
Warranty claims paid during the period	(130,691)	(204,784)
Changes in liability for pre-existing warranties during the year	(53,327)	18,982
Balance at end of year	$ 70,000	$ 130,000